Principal Accounting Policies (Acquisitions, Wing On Travel, Purchase Price Allocation) (Details) (Wing On Travel [Member])	May 27, 2010 USD ($)	May 27, 2010 CNY
Business acquisition [Line Items]
Cash and cash equivalents		11,289,928
Restricted cash		10,585,433
Accounts receivable		23,583,536
Amount due from affiliate		455,665
Receivables due from related parties		1,745,930
Prepayments and other current assets		33,194,634
Current assets		80,855,126
Intangible assets		232,183,200
Property, equipment, and software		7,858,060
Long-term deposits		77,438
Investment in affiliate		2,315,208
Non-current assets		242,433,906
Accounts payable		(119,074,454)
Due to related parties		(5,750,730)
Salary and welfare payable		(4,052,475)
Taxes payable		(3,931,719)
Advances from customers		(83,465,919)
Other payables and accruals		(9,732,729)
Current liabilities		(226,008,026)
Other Long-term payables		(113,694)
Deferred tax liabilities, non-current		(38,310,228)
Non-current liabilities		(38,423,922)
Fair value of net assets acquired		58,857,084
Purchase price	68,000,000	453,812,774
Non-controlling interest		40,338,913
Goodwill		435,294,603